Inventory (Summary Of Inventory) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventory [Abstract]
Finished goods	$ 233,542	$ 39,963
Work in process	49,514	12,441
Raw materials, supplies and other	71,522	5,876
Inventory, net	$ 354,578	$ 58,280